Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Restricted cash and due from banks	$ 601.4	$ 374.0
Restricted interest-bearing deposits	229.5	590.2
Securities carried at fair value with changes recorded in net income	339.7
Other assets at fair value	195.9	168.4
Other liabilities at fair value	221.3	62.8
Borrowings contractually due within twelve months	$ 3,361.2	$ 3,053.3
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	204,447,769	203,127,291
Common stock, shares outstanding	201,021,508	180,920,575
Treasury stock, shares at cost	3,426,261	22,206,716